Leases - Schedule of Balance Sheet Information Related to Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance Sheet Information Related to Operating Leases [Line Items]
Right-of-use assets	$ 42,745	$ 49,356
Lease liabilities – current	36,382	8,422
Lease liabilities – non-current	6,363	43,972
Total lease liabilities	$ 42,745	$ 52,394
Weighted average remaining lease term (years)	11 months 19 days	5 years 3 months 29 days	1 year 3 months 29 days
Weighted average discount rate	3.50%	4.20%	5.00%